Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Land and land improvements	$ 33.7	$ 35.0
Buildings	135.0	140.8
Machinery and equipment	294.9	275.9
Tooling, dies, patterns, etc.	68.7	61.7
Office furniture and equipment	40.9	40.1
Other	19.6	18.9
Construction in progress	32.2	34.2
Property, plant and equipment, gross	625.0	606.6
Accumulated depreciation	(298.4)	(250.0)
Property, plant and equipment, net	$ 326.6	$ 356.6	$ 363.2